WARRANTS (Detail) - Schedule of Derivative Instruments (Ruby Development Co April, 22, 2011 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Ruby Development Co April, 22, 2011 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.11
Exercise Price of Warrants (in Dollars per Item)	0.10
Term of Warrants (years)	5 years
Computed Volatility	324.00%
Annual Dividends	0.00%
Discount Rate	2.12%